Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
C000246713_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Alternative Risk Premia Strategy Fund
C000246713_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000246713_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,091
C000246713_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,611
C000246713_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3 Month Treasury Bellwether Index
C000246713_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000246713_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,338
C000246713_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,815
C000246713_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000246713_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000246713_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,212
C000246713_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,558
C000246712_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
C000246712_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000246712_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,870
C000246712_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,574
C000246712_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-Month Treasury Bellwether Index
C000246712_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000246712_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,338
C000246712_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,815
C000246712_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000246712_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000246712_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,212
C000246712_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,558